Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
March 2, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Municipal Trust (the trust):
Fidelity Conservative Income Municipal Bond Fund
Fidelity Limited Term Municipal Income Fund
Fidelity Michigan Municipal Income Fund
Fidelity Minnesota Municipal Income Fund
Fidelity Municipal Income Fund
Fidelity Ohio Municipal Income Fund
Fidelity Pennsylvania Municipal Income Fund (the funds)
File Nos. 002-55725 and 811-02628

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust